Common Stock and Stockholders' Equity (Deficit) - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	May 31, 2014	Apr. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares of common stock issued upon automatic conversion of convertible preferred stock	34,300,000		34,300,000
Reverse stock split of common stock		0.5
Common stock, shares authorized			400,000,000	125,000,000
Common stock, shares outstanding			75,500,000	23,200,000
Common Stock, conversion basis			Upon the completion of our IPO, each share of Series B common stock was converted into Series A common stock on a one-for-one basis, and the Series A common stock was redesignated as common stock.
Common stock, par value			$ 0.01	$ 0.01
Proceeds from exercise of employee stock options			$ 7,229,000	$ 1,793,000	$ 2,125,000
Share-based compensation, number of shares available for grant			7,560,000	1,854,000
Intrinsic value of options exercised			66,200,000	4,600,000	1,800,000
Weighted-average grant date fair value of stock options			$ 7.22	$ 1.62	$ 0.56
Share price			$ 24.37
Share-based compensation			32,139,000	4,854,000	9,640,000
Shares outstanding as a result of early exercise of stock options and purchase of unvested stock awards			600,000	800,000
Accrued liability for shares outstanding as a result of early exercise of stock options and purchase of unvested stock awards			2,100,000	1,400,000
Shares repurchased as treasury shares			4,000			500,000
Series A
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares authorized				80,000,000
Common stock, shares outstanding				9,900,000
Series B
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares authorized				30,000,000
Common stock, shares outstanding				13,300,000
Common stock, shares unvested				800,000
Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation, initial reserves and authorized shares of common stock	3,600,000
Shares reserved and available for issuance under the plan, automatically increase each January	1,500,000
Share-based compensation, increase in number of shares reserved and available for issuance as percentage of shares issued and outstanding	1.00%
Percentage of purchase price of shares lower of the fair market value of common stock employees are able to purchase shares			85.00%
Common shares purchased			400,000
Weighted-average price per share			$ 7.65
Proceeds from exercise of employee stock options			3,300,000
Shares of common stock available for issuance			3,200,000
2014 Stock Option and Grant Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation, initial reserves and authorized shares of common stock	7,500,000
Share-based compensation, increase in number of shares reserved and available for issuance as percentage of shares issued and outstanding			5.00%
Share-based compensation, number of shares available for grant			8,300,000
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation related to accelerated vesting			4,300,000	1,700,000	0
Cost of Revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation					20,000
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation					3,900,000
Sales and Marketing
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation					1,000,000
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation					3,700,000
Series D Redeemable Convertible Preferred Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share price							$ 9.62
Shares offered by preferred shareholders							8,000,000
Share-based compensation					8,600,000
Deemed dividends							$ 8,300,000